Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000232065 [Member] | Federal Home Loan Bank Discount Note 0 00 due 07 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000232065 [Member] | Federal Home Loan Bank Discount Note 0 00 due 07 03 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232065 [Member] | Federal Home Loan Bank Discount Note 0 00 due 07 02 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232065 [Member] | Federal Home Loan Bank Discount Note 0 00 due 07 16 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232065 [Member] | Federal Home Loan Bank Discount Note 0 00 due 07 01 25 Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000232065 [Member] | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246508 [Member] | Federal Home Loan Bank Discount Note 0 00 due 07 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000246508 [Member] | Federal Home Loan Bank Discount Note 0 00 due 07 03 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246508 [Member] | Federal Home Loan Bank Discount Note 0 00 due 07 02 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246508 [Member] | Federal Home Loan Bank Discount Note 0 00 due 07 16 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246508 [Member] | Federal Home Loan Bank Discount Note 0 00 due 07 01 25 Top Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000246508 [Member] | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%